Real Estate Properties and Land Lots Under Development	9 Months Ended
Sep. 30, 2011
Real Estate Properties and Land Lots Under Development [Abstract]
Real Estate Properties and Land Lots Under Development [Text Block]
Note 6 –	Real Estate Properties and Land Lots under Development

The components of real estate properties and land lots under development were as follows:

	September 30,	December 31,
	2011	2010
	(Unaudited)

Properties under development
Kirin County
Costs of land use rights	$10,406,470	$9,810,506
Other development costs	8,013,491	9,035,334
No. 79 Courtyard
Costs of land use rights	91,608,048	58,449,748
Other development costs	4,949,560	2,398,952
Kirin Bay
Costs of land use rights	55,455,578	12,724,796
Other development costs	5,866,222	-

	$176,299,369	$92,419,336

As at September 30, 2011, the Company has obtained certificates representing titles of the land use rights used for the development of Kirin County, No. 79 Courtyard and Kirin Bay projects.  The Company did not have land use rights not assigned to a real estate development project.

Part of Company’s real estate held for development and land lots under development were pledged as collateral for financial institution loans (Note 12).

Kong Village Relocation Program

Pursuant to incentive policies issued by Xingtai local government encouraging modernization of villages situated in urban vicinity, the Company participated in Kong Village Relocation Program in which the Company constructs a real property and transfers to local government at no costs, and reimburses costs incurred by local government compensating villagers and zoning and developing vacated land lots.  In exchange for the financing, the Company will be invited to bid for vacated land parcels for residential and commercial use at public auction at market price, and majority of the proceeds received by local government will be refunded to the Company. The Company capitalizes all expenditures attributable to Kong Village Relocation Program under land lots under development.  Land use rights will be auctioned in 2011.  The Company expects to secure land use rights through the auditions and will use acquired land use rights for the development of Kirin Bay project. In July 2011 the Company obtained the certificate of land use rights relating to part of land of Kirin Bay project through the aforementioned public auction.